DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Financial Instruments Designated as Hedge Accounting (Details) - Cash flow hedges kr in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) DKK (kr) $ / kr T	Dec. 31, 2023 USD ($) DKK (kr) $ / kr MT	Dec. 31, 2022 DKK (kr) USD ($) $ / kr T
Forward exchange contracts (USD/DKK)
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	348.9	325.5	280.3
Average hedge (in USD per DKK) | $ / kr	6.8	6.8	6.9
Forward exchange contracts (USD/DKK) | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	348.9	325.5	280.3
Forward exchange contracts (USD/DKK) | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value		0	0
Forward exchange contracts (USD/DKK) | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value			0
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	498,700,000	923,000,000.0	687,200,000
Average interest rate (as a percent)		1.45%	1.37%
Interest rate swaps | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	134,500,000	103,300,000	136,900,000
Interest rate swaps | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	95,200,000	172,000,000.0	51,600,000
Interest rate swaps | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	268,900,000	647,700,000	498,700,000
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT)	9,000	9,600,000,000	0
Average price of the hedging instrument	391.0	539.2
Bunker swaps | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT)	9,000	9,600,000,000	0
Bunker swaps | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | T	0		0
Bunker swaps | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | T	0		0